General and administrative expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and Administrative Expenses
Occupancy expenses	SFr 979	SFr 982	SFr 1,090
IT, machinery, etc.	1,549	1,428	1,343
Provisions and losses	1,491	1,261	640
Travel and entertainment	149	152	337
Professional services	1,996	1,546	1,712
Communication and market data services	520	512	522
Amortization and impairment of other intangible assets	8	8	10
Other	467	634	474
General and administrative expenses	7,159	6,523	6,128
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	(166)	(159)	(204)
Bank
General and Administrative Expenses
Occupancy expenses	893	883	990
IT, machinery, etc.	1,218	1,129	1,066
Provisions and losses	1,489	1,253	639
Travel and entertainment	127	134	303
Professional services	3,625	3,025	3,132
Communication and market data services	458	458	465
Amortization and impairment of other intangible assets	8	8	10
Other	763	1,072	983
General and administrative expenses	8,581	7,962	7,588
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	SFr 10	SFr 0	SFr 10